CERTIFICATION OF

                          STRONG MUNICIPAL FUNDS, INC.

                       ON BEHALF OF THE FOLLOWING SERIES:

                       STRONG MUNICIPAL MONEY MARKET FUND

                        STRONG MUNICIPAL ADVANTAGE FUND



STRONG MUNICIPAL FUNDS, INC. (the "Registrant") does hereby certify as follows:


1.     This Certification is made pursuant to Rule 497(j) of the Securities Act of 1933.


2.     Reference is made to the Strong Municipal Money Market Fund and Strong

Municipal Advantage Fund's Prospectuses and Statement of Additional Information

for the Investor Class and Advisor Class shares, each dated July 1, 2000 filed by the Registrant pursuant to Post-Effective Amendment No. 27 (File No.

33-7603; 811-4770), which was filed with the Securities and Exchange Commission on June 29, 2000 (the "Post-Effective Amendment").


3.     The Post-Effective Amendment is the most recent effective post-effective amendment filed by the Registrant.


4.     The form of Strong Municipal Money Market Fund and Strong Municipal

Advantage Fund's Prospectuses and Statement of Additional Information that would have been filed under Rule 497(c) of the Securities Act of 1933 would not have differed from that contained in the Post-Effective Amendment.


5.     The text of the Post-Effective Amendment has been filed electronically.


                              STRONG MUNICIPAL FUNDS, INC.




                              /S/ CATHLEEN A. EBACHER

                              By:     Cathleen A. Ebacher

                              Title:  Vice President


Dated: July 5, 2000





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